Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net consists of the following:

	March 31, 2020	December 31, 2019
	(In thousands)
Leasehold improvements	$17	$17
Furniture and fixtures	397	397
Computers	125	125
Office equipment	11	11
Software	22	22

Total property and equipment	572	572
Less: accumulated depreciation	(192)	(158)

Property and equipment, net	$380	$414

Property and equipment, net consists of the following:

	As of December 31,
	2019	2018
	(In thousands)
Leasehold improvements	$17	$65
Machinery and equipment	—	38
Furniture and fixtures	397	194
Computers	125	76
Office equipment	11	11
Software	22	22

Total property and equipment	572	406
Less: accumulated depreciation	(158)	(85)

Property and equipment, net	$414	$321